Loans - Credit Quality Information of Loans Based on MHFG Group's Internal Rating System (Parenthetical) (Detail) $ in Millions	12 Months Ended
Mar. 31, 2020 USD ($)
Financing Receivables Impaired [Member] | Foreign [Member] | Sale Of Impaired Loans And Credit Losses [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Decrease in impaired loans	$ 15,960